SCHEDULE OF INITIAL PUBLIC OFFERING PROCEEDS TO COMMON STOCK SUBJECT TO POSSIBLE REDEMPTION (Details) - USD ($)			3 Months Ended			9 Months Ended	12 Months Ended
	Dec. 22, 2022	Dec. 22, 2022	Sep. 30, 2024	Jun. 30, 2024	Mar. 31, 2024	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Subsidiary, Sale of Stock [Line Items]
Gross Proceeds								$ 58,500,000
Cash to the operating account							(657,285)
Underwriting expenses							(1,725,000)
Other offering expenses							(263,675)
Amount held back for Sponsor portion of risk capital in event of full exercise of the over-allotment							(279,040)
Balance			$ 52,161,909	$ 51,521,768	$ 50,880,604	$ 50,880,604	70,380,000
Withdrawn in connection with redemption							(23,282,936)
Accretion for ordinary shares subject to redemption (income earned on investment held in trust account)			684,600	530,141	586,164		3,618,540
Accretion for ordinary shares subject to redemption (extension deposit)			220,000	110,000	55,000		165,000
Balance			$ 53,066,509	$ 52,161,909	$ 51,521,768	$ 53,066,509	50,880,604	$ 70,380,000
IPO [Member]
Subsidiary, Sale of Stock [Line Items]
Gross Proceeds	$ 60,000,000	$ 60,000,000					69,000,000
Private Placement [Member]
Subsidiary, Sale of Stock [Line Items]
Private Placement							$ 4,305,000